Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,000
Previously Paid Amount	0.00
Total Fee Amount	11.74
Total Offset Amount	0.00
Net Fee	11.74
Narrative - Max Aggregate Offering Price	$ 85,000
Final Prospectus	true